ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Operating Partnerships Valuation Allowance	$ 190,582	$ 212,145
Series Seven [Member]
Operating Partnerships Valuation Allowance	0	0
Series Nine [Member]
Operating Partnerships Valuation Allowance	13,983	30,198
Series Ten [Member]
Operating Partnerships Valuation Allowance	5,443	5,443
Series Eleven [Member]
Operating Partnerships Valuation Allowance	72,890	72,890
Series Twelve [Member]
Operating Partnerships Valuation Allowance	86,870	86,870
Series Fourteen [Member]
Operating Partnerships Valuation Allowance	$ 11,396	$ 16,744